Summary of Significant Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Policies (Details) [Line Items]
Translation rates, description	The consolidated balance sheet balances, with the exception of equity at December 31, 2023 and December 31, 2022 were translated at RMB7.0827 and RMB6.9646 to $1.00, respectively. The equity accounts were stated at their historical rate. The average translation rates applied to consolidated statements of operations and cash flows for the years ended December 31, 2023, 2022 and 2021 were RMB7.0467, RMB6.7261 and RMB6.4515 to $1.00, respectively.
Restricted cash	$ 1,573
Estimated life period	10 years
Advances from customers amount	$ 30,131,748	4,572,765
Enterprise years	5 years
Deferred government grant	$ 97,137	135,313
Other income	$ 40,501	42,431	$ 22,119
Income tax percentage	16.50%
Net profit	$ 156,842	218,121
Securities, percentage	10.00%
Statutory surplus percentage	10.00%
Statutory surplus fund		$ 272,037	$ 63,659
Hong Kong [Member]
Summary of Significant Policies (Details) [Line Items]
Income tax percentage	8.25%
Net profit	$ 2,000,000
PRC Companies [Member]
Summary of Significant Policies (Details) [Line Items]
Statutory surplus percentage	50.00%